FAIR VALUE MEASUREMENTS 4 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 99,000,000	$ 61,000,000	$ 23,000,000
Realized and unrealized gains (losses)	15,000,000	11,000,000	31,000,000
Issuances	19,000,000	51,000,000	58,000,000
Settlements	26,000,000	24,000,000	51,000,000
Balance at end of period	107,000,000	99,000,000	61,000,000
Change in unrealized gains relating to instruments still held at the end of the period	8,000,000	11,000,000	17,000,000
San Diego Gas and Electric Company [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	8	12
San Diego Gas and Electric Company [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Congestion Revenue Rights	$ (16)	$ (6)